Related party transactions - Key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related party transactions
Wages and benefits	$ 1,984,172	$ 907,288	$ 505,026
Consulting fees	540,000	397,500	628,264
Directors compensation	250,000	228,387	130,000
Share-based compensation	74,394	126,314	167,027
Total	$ 2,848,566	$ 1,659,489	$ 1,430,317